Employee Benefits - Summary of Plan Investment Assets Measured at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Level 3 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		$ 7	$ 7	$ 8
Level 3 [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	103
Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	4	3	6	6
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	2,831	2,321	2,103
Pension Plans [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,010	1,135
Pension Plans [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	62	119
Pension Plans [Member] | Level 1 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	217	151
Pension Plans [Member] | Level 1 [Member] | Domestic equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	217	275
Pension Plans [Member] | Level 1 [Member] | Mid Small Cap Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	148	173
Pension Plans [Member] | Level 1 [Member] | International equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	229	285
Pension Plans [Member] | Level 1 [Member] | Real estate equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	137	132
Pension Plans [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	1,714	1,196
Pension Plans [Member] | Level 2 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	343	114
Pension Plans [Member] | Level 2 [Member] | Collective investment funds domestic equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	538	400
Pension Plans [Member] | Level 2 [Member] | Collective investment fund mid-small cap equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	58	59
Pension Plans [Member] | Level 2 [Member] | Collective investment fund emerging markets equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	58	61
Pension Plans [Member] | Level 2 [Member] | Collective investment funds international equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	472	362
Pension Plans [Member] | Level 2 [Member] | Money market [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		7
Pension Plans [Member] | Level 2 [Member] | Debt securities mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	177	129
Pension Plans [Member] | Level 2 [Member] | Emerging markets equity mutual fund securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	75	71
Pension Plans [Member] | Level 2 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	(7)	(7)
Pension Plans [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	107	10
Pension Plans [Member] | Level 3 [Member] | Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		7
Pension Plans [Member] | Level 3 [Member] | Hedge funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	103
Pension Plans [Member] | Level 3 [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	4	3
Postretirement Welfare Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	92	105	120
Postretirement Welfare Plan [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	92	105
Postretirement Welfare Plan [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 92	$ 105